UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-58431

Name of Registrant:	Vanguard Valley Forge Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—June 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Baillie Gifford Global Positive Impact Stock Fund Investor Shares - VBPIX

Vanguard Baillie Gifford Global Positive Impact Stock Fund

Investor Shares (VBPIX)

Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Vanguard Baillie Gifford Global Positive Impact Stock Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$261
Number of Portfolio Holdings	38
Portfolio Turnover Rate	17%

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Asia	18.4%
Europe	18.5%
North America	45.9%
South America	2.8%
Other Assets and Liabilities—Net	14.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SRV010

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2025
Vanguard Baillie Gifford Global Positive Impact Stock Fund

Contents
Financial Statements	1

Baillie Gifford Global Positive Impact Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (85.6%)
Brazil (2.8%)
*	NU Holdings Ltd. Class A	535,253	7,344
Canada (3.0%)
*	Shopify Inc. Class A (XTSE)	56,473	6,514
*	AbCellera Biologics Inc.	401,306	1,377
			7,891
Denmark (2.8%)
	Novonesis (Novozymes) B Class B	102,029	7,325
France (2.6%)
	Schneider Electric SE	20,542	5,515
*	SOITEC	20,584	1,135
			6,650
India (3.2%)
	HDFC Bank Ltd.	355,561	8,301
Indonesia (2.7%)
	Bank Rakyat Indonesia Persero Tbk PT	30,670,217	7,071
Italy (1.0%)
	Prysmian SpA	37,082	2,625
Kazakhstan (0.7%)
	Kaspi.KZ JSC ADR (Registered)	20,308	1,724
Netherlands (4.4%)
	ASML Holding NV	14,366	11,512
Singapore (6.0%)
*	Sea Ltd. ADR	48,971	7,833
*	Grab Holdings Ltd. Class A	1,539,442	7,743
			15,576
Sweden (1.8%)
	Epiroc AB Class B	244,737	4,692
Switzerland (2.0%)
	Sandoz Group AG	97,214	5,328
Taiwan (5.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	413,000	15,103
United Kingdom (3.9%)
	Ashtead Group plc	83,739	5,370
	Prudential plc (XLON)	386,171	4,833
			10,203
United States (42.9%)
*	MercadoLibre Inc.	5,647	14,759
	Microsoft Corp.	22,625	11,254
	Deere & Co.	19,882	10,110
*	Duolingo Inc.	22,788	9,344
*	Alnylam Pharmaceuticals Inc.	27,414	8,939
*	Autodesk Inc.	28,049	8,683
	Ecolab Inc.	27,198	7,328
*	Dexcom Inc.	83,211	7,263
*	Remitly Global Inc.	302,826	5,684
*	Insulet Corp.	17,213	5,408
	New York Times Co. Class A	96,080	5,379
*	Illumina Inc.	46,446	4,431

Baillie Gifford Global Positive Impact Stock Fund
		Shares	Market Value• ($000)
*	Vertex Pharmaceuticals Inc.	8,041	3,580
*	Savers Value Village Inc.	319,912	3,263
*	Coursera Inc.	279,812	2,451
*	Joby Aviation Inc.	174,376	1,840
*	PROCEPT BioRobotics Corp.	19,924	1,148
*	Rivian Automotive Inc. Class A	79,683	1,095
*,1	ABIOMED Inc. CVR	16,638	17
			111,976
Total Common Stocks (Cost $160,415)			223,321
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[2]	Vanguard Market Liquidity Fund, 4.355% (Cost $4,357)	43,576	4,357
Total Investments (87.3%) (Cost $164,772)			227,678
Other Assets and Liabilities—Net (12.7%)			33,073
Net Assets (100%)			260,751
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

See accompanying Notes, which are an integral part of the Financial Statements.

Baillie Gifford Global Positive Impact Stock Fund
Statement of Assets and Liabilities
As of June 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $160,415)	223,321
Affiliated Issuers (Cost $4,357)	4,357
Total Investments in Securities	227,678
Investment in Vanguard	6
Receivables for Investment Securities Sold	2,881
Receivables for Accrued Income	266
Receivables for Capital Shares Issued	32,999
Total Assets	263,830
Liabilities
Payables for Investment Securities Purchased	2,390
Payables to Investment Advisor	236
Payables for Capital Shares Redeemed	100
Payables to Vanguard	13
Deferred Foreign Capital Gains Taxes	340
Total Liabilities	3,079
Net Assets	260,751
At June 30, 2025, net assets consisted of:

Paid-in Capital	243,022
Total Distributable Earnings (Loss)	17,729
Net Assets	260,751

Net Assets
Applicable to 11,867,818 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	260,751
Net Asset Value Per Share	$21.97

See accompanying Notes, which are an integral part of the Financial Statements.

Baillie Gifford Global Positive Impact Stock Fund
Statement of Operations

Six Months Ended June 30, 2025
($000)
Investment Income
Income
Dividends[1]	1,018
Interest[2]	59
Total Income	1,077
Expenses
Investment Advisory Fees—Note B	478
The Vanguard Group—Note C
Management and Administrative	112
Marketing and Distribution	6
Custodian Fees	4
Shareholders’ Reports and Proxy Fees	8
Trustees’ Fees and Expenses	—
Other Expenses	18
Total Expenses	626
Net Investment Income	451
Realized Net Gain (Loss)
Investment Securities Sold[2]	7,163
Foreign Currencies	14
Realized Net Gain (Loss)	7,177
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	20,838
Foreign Currencies	12
Change in Unrealized Appreciation (Depreciation)	20,850
Net Increase (Decrease) in Net Assets Resulting from Operations	28,478
1	Dividends are net of foreign withholding taxes of $124.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $58, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $100.

See accompanying Notes, which are an integral part of the Financial Statements.

Baillie Gifford Global Positive Impact Stock Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	451	611
Realized Net Gain (Loss)	7,177	(5,323)
Change in Unrealized Appreciation (Depreciation)	20,850	11,015
Net Increase (Decrease) in Net Assets Resulting from Operations	28,478	6,303
Distributions
Total Distributions	(248)	(220)
Capital Share Transactions
Issued	58,297	51,177
Issued in Lieu of Cash Distributions	205	184
Redeemed	(41,420)	(95,120)
Net Increase (Decrease) from Capital Share Transactions	17,082	(43,759)
Total Increase (Decrease)	45,312	(37,676)
Net Assets
Beginning of Period	215,439	253,115
End of Period	260,751	215,439

See accompanying Notes, which are an integral part of the Financial Statements.

Baillie Gifford Global Positive Impact Stock Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2025	Year Ended December 31,
		2024	2023	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$19.20	$18.68	$16.28	$23.89	$23.79	$13.13
Investment Operations
Net Investment Income (Loss)[2]	.042	.048	.054	.007	(.08)	(.04)
Net Realized and Unrealized Gain (Loss) on Investments	2.751	.492	2.428	(7.246)	2.25	11.63
Total from Investment Operations	2.793	.540	2.482	(7.239)	2.17	11.59
Distributions
Dividends from Net Investment Income	(.023)	(.020)	(.082)	(.031)	—	—
Distributions from Realized Capital Gains	—	—	—	(.340)	(2.07)	(.93)
Total Distributions	(.023)	(.020)	(.082)	(.371)	(2.07)	(.93)
Net Asset Value, End of Period	$21.97	$19.20	$18.68	$16.28	$23.89	$23.79
Total Return[3]	14.57%	2.89%	15.26%	-30.25%	9.15%	88.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$261	$215	$253	$162	$87	$36
Ratio of Net Expenses to Average Net Assets	0.59%	0.59%	0.59%	0.64%[4]	0.72%[4]	0.68%[4]
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43%	0.26%	0.31%	0.04%	(0.28%)	(0.21%)
Portfolio Turnover Rate	17%	30%	26%	35%	28%	40%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Includes activity of the Predecessor Fund through 7/18/22. See Note H in the Notes to Financial Statements.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of total expenses to average net assets before an expense waiver was 0.68% for 2022, 0.77% for 2021, and 1.05% for 2020. See Note H in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Baillie Gifford Global Positive Impact Stock Fund
Notes to Financial Statements
Vanguard Baillie Gifford Global Positive Impact Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
B.	Baillie Gifford Overseas Ltd. provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2025, the investment advisory fee represented an effective annual basic rate of 0.45% of fund's average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Baillie Gifford Global Positive Impact Stock Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2025, the fund had contributed to Vanguard capital in the amount of $6,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	127,194	—	17	127,211
Common Stocks—Other	17,300	78,810	—	96,110
Temporary Cash Investments	4,357	—	—	4,357
Total	148,851	78,810	17	227,678
E.	As of June 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	165,239
Gross Unrealized Appreciation	75,661
Gross Unrealized Depreciation	(13,222)
Net Unrealized Appreciation (Depreciation)	62,439
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2024, the fund had available capital losses totaling $51,960,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2025, the fund purchased $35,004,000 of investment securities and sold $53,329,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
	Shares (000)	Shares (000)
Issued	2,761	2,746
Issued in Lieu of Cash Distributions	11	10
Redeemed	(2,125)	(5,088)
Net Increase (Decrease) in Shares Outstanding	647	(2,332)
H.	On July 18, 2022, the fund acquired all net assets of the Baillie Gifford Positive Change Equities Fund (the Predecessor Fund). The primary reasons for the acquisition were to reduce shareholder costs using the fund’s lower operating cost structure and achieve greater economies of scale through access to the fund’s larger retail distribution network. The acquisition was accomplished by a tax-free exchange of 3.7 million and 5.6 million of the fund’s Investor Class shares for the 3.7 million Institutional Class shares and the 5.6 million Class K shares of the Predecessor Fund, respectively, on July 18, 2022. The Predecessor Fund’s net assets of $143.3 million, including $32.0 million of unrealized depreciation, were acquired by the fund on July 18, 2022. Historical performance information of the Investor Class through July 18, 2022 is representative of the Institutional Class of the Predecessor Fund.
Baillie Gifford and its affiliates were responsible for providing certain administrative services to the Predecessor Fund, as well as coordinating, overseeing and supporting services provided to the Predecessor Fund by third parties, including financial intermediaries that hold accounts with the Predecessor Fund, for a fee. Through July 18, 2022, Baillie Gifford contractually agreed to waive its fees and/or bear expenses of the Predecessor

Baillie Gifford Global Positive Impact Stock Fund
Fund to the extent that the Predecessor Fund's total annual operating expenses (excluding any taxes, sub-accounting expenses and extraordinary expenses) exceeded 0.65% of each of the Predecessor Fund's Institutional Class and Class K average daily net assets. Waived fees or expenses reimbursed are not subject to recoupment by Baillie Gifford.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At June 30, 2025, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
QV0102 082025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Valley Forge Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	39,052,874,079	838,351,341	N/A	N/A
Mark Loughridge	39,042,981,819	848,243,602	N/A	N/A
Scott C. Malpass	39,024,249,473	866,975,947	N/A	N/A
John Murphy	39,122,316,403	768,909,018	N/A	N/A
Lubos Pastor	39,072,992,785	818,232,635	N/A	N/A
Rebecca Patterson	39,123,258,472	767,966,948	N/A	N/A
André F. Perold	39,049,722,891	841,502,529	N/A	N/A
Salim Ramji	38,990,070,490	901,154,930	N/A	N/A
Sarah Bloom Raskin	38,901,312,238	989,913,182	N/A	N/A
Grant Reid	39,022,531,218	868,694,203	N/A	N/A
David Thomas	38,932,756,541	958,468,879	N/A	N/A
Barbara Venneman	39,130,452,090	760,773,330	N/A	N/A
Peter F. Volanakis	39,009,500,900	881,724,520	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications filed herewith.

(a)(2) Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 18, 2025

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 18, 2025

*By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.